Unaudited Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
General and administrative expenses	$ 151,178	$ 364,503	$ 265,613	$ 1,250,729	$ 1,499,150	$ 1,020,741
Franchise tax expenses	10,571	29,392	20,943	69,337	43,600	175,600
Loss from operations	(161,749)	(393,895)	(286,556)	(1,320,066)	(1,542,750)	(1,196,341)
Interest income	103,880	793,188	206,474	2,045,290	2,788,029	1,651,461
Other income	310,899		310,899		635,100
Income before income taxes	253,030	399,293	230,817	725,224	1,880,379	455,120
Income taxes provision	(19,594)	(160,397)	(38,961)	(414,950)	(450,960)	(309,931)
Net income	$ 233,436	$ 238,896	$ 191,856	$ 310,274	$ 1,429,419	$ 145,189
Common Stock Subject To Possible Redemption
Basic weighted average shares outstanding (in Shares)	726,336	5,568,076	726,336	8,534,038	5,379,201	7,972,527
Diluted weighted average shares outstanding (in Shares)	726,336	5,568,076	726,336	8,534,038	5,379,201	7,972,527
Basic net income per share (in Dollars per share)	$ 0.06	$ 0.03	$ 0.05	$ 0.03	$ 0.17	$ 0.01
Diluted net income per share (in Dollars per share)	$ 0.06	$ 0.03	$ 0.05	$ 0.03	$ 0.17	$ 0.01
Common Stock
Basic weighted average shares outstanding (in Shares)	3,218,499	3,218,499	3,218,499	3,218,499	3,218,499	2,902,212
Diluted weighted average shares outstanding (in Shares)	3,218,499	3,218,499	3,218,499	3,218,499	3,218,499	2,902,212
Basic net income per share (in Dollars per share)	$ 0.06	$ 0.03	$ 0.05	$ 0.03	$ 0.17	$ 0.01
Diluted net income per share (in Dollars per share)	$ 0.06	$ 0.03	$ 0.05	$ 0.03	$ 0.17	$ 0.01